AB EQUITY FUNDS (“Equity Funds”)

- AB Growth Fund

Class A (Ticker: AGRFX); Class C (Ticker: AGRCX); Class R (Ticker: AGFRX); Class K (Ticker: AGFKX); Class I (Ticker: AGFIX); Advisor Class (Ticker: AGRYX)

- AB Large Cap Growth Fund

Class A (Ticker: APGAX); Class C (Ticker: APGCX); Class R (Ticker: ABPRX); Class K (Ticker: ALCKX); Class I (Ticker: ALLIX); Advisor Class (Ticker: APGYX); Class Z (Ticker: APGZX)

- AB Concentrated Growth Fund

Class A (Ticker: WPASX); Class C (Ticker: WPCSX); Class R (Ticker: WPRSX); Class K (Ticker: WPSKX); Class I (Ticker: WPSIX); Advisor Class (Ticker: WPSGX); Class Z (Ticker: WPSZX)

- AB Discovery Growth Fund

Class A (Ticker: CHCLX); Class C (Ticker: CHCCX); Class R (Ticker: CHCRX); Class K (Ticker: CHCKX); Class I (Ticker: CHCIX); Advisor Class (Ticker: CHCYX); Class Z (Ticker: CHCZX)

- AB Small Cap Growth Portfolio

Class A (Ticker: QUASX); Class C (Ticker: QUACX); Class R (Ticker: QUARX); Class K (Ticker: QUAKX); Class I (Ticker: QUAIX); Advisor Class (Ticker: QUAYX); Class Z (Ticker: QUAZX)

- AB Select US Equity Portfolio

Class A (Ticker: AUUAX); Class C (Ticker: AUUCX); Advisor Class (Ticker: AUUYX); Class R (Ticker: AUURX); Class K (Ticker: AUUKX); Class I (Ticker: AUUIX)

- AB Select US Long/Short Portfolio

Class A (Ticker: ASLAX); Class C (Ticker: ASCLX); Advisor Class (Ticker: ASYLX); Class R (Ticker: ASRLX); Class K (Ticker: ASLKX); Class I (Ticker: ASILX)

- AB Sustainable Global Thematic Fund

Class A (Ticker: ALTFX); Class C (Ticker: ATECX); Class R (Ticker: ATERX); Class K (Ticker: ATEKX); Class I (Ticker: AGTIX); Advisor Class (Ticker: ATEYX); Class Z (Ticker: ATEZX)

- AB Sustainable International Thematic Fund

Class A (Ticker: AWPAX); Class C (Ticker: AWPCX); Class R (Ticker: AWPRX); Class K (Ticker: AWPKX); Class I (Ticker: AWPIX); Advisor Class (Ticker: AWPYX); Class Z (Ticker: AWPZX)

- AB Global Core Equity Portfolio

Class A (Ticker: GCEAX); Class C (Ticker: GCECX); Advisor Class (Ticker: GCEYX)

 - AB Concentrated International Growth Portfolio

Class A (Ticker: CIAGX); Class C (Ticker: CICGX); Advisor Class (Ticker: CIGYX)

- AB Sustainable US Thematic Portfolio

Class A (Ticker: SUTAX); Class C (Ticker: SUTCX); Advisor Class (Ticker: FFTYX); Class Z (Ticker: SUTZX)

- AB International Low Volatility Equity Portfolio

(formerly AB International Strategic Core Portfolio)

Class A (Ticker: ISARX); Class C (Ticker: ISCRX); Advisor Class (Ticker: ISRYX); Class Z (Ticker: ISZRX)

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated September 15, 2023 to the Statement of Additional Information (SAI”) of the Equity Funds dated October 31, 2022, as revised July 5, 2023.

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The following replaces the first paragraph of disclosure for “Investment Professional Conflict of Interest Disclosure – Allocating Investment Opportunities and Order Aggregation.”

Allocating Investment Opportunities and Order Aggregation. The investment professionals at the Adviser routinely are required to select and allocate investment opportunities among accounts. The Adviser has adopted policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients, subject to the exceptions noted below. The policies and procedures require, among other things, objective allocation for limited investment opportunities (e.g., on a rotational basis), and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, access to portfolio funds or other investment opportunities (including IPOs) may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons. The Adviser currently expects that certain accounts, including Select US Equity and Select US Long/Short, will be limited to a small percentage of IPOs in the U.S. Additional information about the Adviser’s policy relating to the allocation of investment opportunities may be found in the Adviser’s Form ADV, which is updated from time to time.

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This Supplement should be read in conjunction with the SAIs for the Funds.

You should retain this Supplement with your SAI for future reference.

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